Employees' retirement benefits (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Target Asset Allocation

The weighted-average target allocation ratios for plan assets for the fiscal years ended March 31, 2016 and 2017 are as follows:

	2016	2017
Domestic bonds	48.6%	55.8%
Domestic stocks	14.9%	15.0%
Foreign bonds	10.0%	6.2%
Foreign stocks	14.4%	10.6%
Life insurance company general accounts	12.1%	12.4%

Total	100.0%	100.0%

Non Contributory Funded Contract Type Corporate Pension Plans
Schedule of Reconciliation of Changes in Plans' Benefit Obligations and Fair Value of Plan Assets

The following table presents the reconciliation of the changes in the plans’ benefit obligations and fair value of plan assets during the fiscal years ended March 31, 2016 and 2017. NTT uses a March 31 measurement date.

	2016	2017
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,879,969	¥1,882,026
Service cost	63,669	65,930
Interest cost	18,569	9,490
Actuarial loss (gain)	73,045	(24,665)
Other	4,857	(1,267)
Benefit payments - Lump-sum severance payments and Pension	(158,083)	(153,015)

Benefit obligation, end of year	1,882,026	1,778,499

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,122,736	1,041,561
Actual return on plan assets	15,578	15,085
Employer contributions	6,133	4,810
Other	1,826	200
Benefit payments - Pension	(104,712)	(99,536)

Fair value of plan assets, end of year	1,041,561	962,120

At March 31:
Under-funded status	¥(840,465)	¥(816,379)

Schedule of Amounts Recognized in Consolidated Balance Sheets

The following table presents the amounts recognized in the consolidated balance sheets:

	2016	2017
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(925,239)	¥(924,291)
Other assets	84,774	107,912
Accumulated other comprehensive loss (income)	235,895	208,297

Net amount recognized	¥(604,570)	¥(608,082)

Schedule of Amounts Recognized as Accumulated Other Comprehensive Loss (Income)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2016	2017
	Millions of yen
At March 31:
Net actuarial loss	¥236,607	¥208,000
Transition obligation	404	354
Prior service cost(*)	(1,116)	(57)

Total	¥235,895	¥208,297

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

Schedule of Projected Benefit Obligation and Fair Value of Plan Assets in Plans with Projected Benefit Obligations in Excess of Fair Value of Plan Assets

The projected benefit obligation and the fair value of plan assets in the plans with projected benefit obligations in excess of fair value of plan assets at March 31, 2016 and 2017 are as follows:

	2016	2017
	Millions of yen
At March 31:
Projected benefit obligation	¥1,875,651	¥1,773,590
Fair value of plan assets	1,034,021	954,678

Schedule of Accumulated Benefit Obligation and Fair Value of Plan Assets in Plans with Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The accumulated benefit obligation and the fair value of plan assets in the plans with accumulated benefit obligations in excess of fair value of plan assets at March 31, 2016 and 2017 are as follows:

	2016	2017
	Millions of yen
At March 31:
Accumulated benefit obligation	¥1,871,038	¥1,773,589
Fair value of plan assets	1,034,021	954,678

Schedule of Charges to Income for Employees' Retirement Benefits

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2017 included the following components:

	2015	2016	2017
	Millions of yen
Service cost	¥65,160	¥63,669	¥65,930
Interest cost on projected benefit obligation	25,510	18,569	9,490
Expected return on plan assets	(22,027)	(21,624)	(19,936)
Amortization of net actuarial loss	3,463	5,389	8,702
Amortization of transition obligation	156	50	48
Amortization of prior service cost	(1,468)	(1,366)	(1,067)

Total	¥70,794	¥64,687	¥63,167

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
	Millions of yen
Other comprehensive loss (income)
Net gain arising during period	¥(20,097)	¥79,091	¥(19,814)
Amortization of net actuarial loss	(3,463)	(5,389)	(8,701)
Amortization of transition obligation	(156)	(50)	(48)
Amortization of prior service cost	1,468	1,366	1,066
Other	(5,436)	(1,176)	(101)

Total	¥(27,684)	¥73,842	¥(27,598)

Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

The following table presents the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2015	2016	2017
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	1.0%	0.5%	0.7%

Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	1.4%	1.0%	0.5%
Expected long-term rate of return on plan assets	2.0%	2.0%	2.0%

Schedule of Fair Values of Pension Plan Assets

The following table presents the fair values of pension plan assets of contract-type corporate pension plans as of March 31, 2016 and 2017. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 17.

	As of March 31, 2016
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥29,539	¥29,539	—	—

Debt securities
Japanese government bonds/local government bonds	485,858	483,087	2,771	—
Domestic corporate bonds	52,610	—	52,610	—
Foreign government bonds	57,996	55,597	2,399	—
Foreign corporate bonds	2,147	829	1,318	—

Equity securities
Domestic	34,318	34,296	22	—
Foreign	58,053	58,053	—	—

Life insurance company general accounts	180,552	—	180,552	—

Others	1,459	—	(10)	1,469

Subtotal	902,532	661,401	239,662	1,469

Investments valued at NAV
Securities investment trust beneficiary certificates
Domestic/debt securities	24,677
Domestic/equity securities	12,728
Foreign/debt securities	9,639
Foreign/equity securities	8,579

Pooled funds	83,406

Total	¥1,041,561

	As of March 31, 2017
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥26,855	¥26,855	—	—

Debt securities
Japanese government bonds/local government bonds	491,057	477,584	13,473	—
Domestic corporate bonds	65,561	—	65,561	—
Foreign government bonds	—	—	—	—
Foreign corporate bonds	—	—	—	—

Equity securities
Domestic	57,145	57,145	—	—
Foreign	22,808	22,808	—	—

Life insurance company general accounts	163,762	—	163,762	—

Others	905	—	3	902

Subtotal	828,093	584,392	242,799	902

Investments valued at NAV
Securities investment trust beneficiary certificates
Domestic/debt securities	33,465
Domestic/equity securities	9,954
Foreign/debt securities	—
Foreign/equity securities	3,321

Pooled funds	87,287

Total	¥962,120

Schedule of Estimated Future Benefit Payments	The estimated future benefit payments are as follows:

Year ending March 31	Millions of yen
2018	¥133,431
2019	135,014
2020	125,037
2021	112,878
2022	113,923
2023-2027	560,966

Total	¥1,181,249

NTT CDBP
Schedule of Reconciliation of Changes in Plans' Benefit Obligations and Fair Value of Plan Assets

The following table presents a reconciliation of the changes in the benefit obligations and fair value of assets of the NTT CDBP at March 31, 2016 and 2017. NTT uses a March 31 measurement date.

	2016	2017
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,683,431	¥1,910,252
Service cost	40,999	48,077
Interest cost	16,602	9,363
Actuarial loss (gain)	197,662	(86,300)
Other	11,647	(392)
Benefit payments	(40,089)	(43,595)

Benefit obligation, end of year	1,910,252	1,837,405

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,165,104	1,146,880
Actual return on plan assets	(7,432)	38,071
Employer contributions	17,720	17,407
Employee contributions	3,270	3,350
Other	8,175	199
Benefits payments	(39,957)	(43,592)

Fair value of plan assets, end of year	1,146,880	1,162,315

At March 31:
Under-funded status	¥(763,372)	¥(675,090)

Schedule of Amounts Recognized in Consolidated Balance Sheets

The following table provides the amounts recognized in the consolidated balance sheets:

	2016	2017
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(763,372)	¥(675,090)
Accumulated other comprehensive loss	269,435	162,590

Net amount recognized	¥(493,937)	¥(512,500)

Schedule of Amounts Recognized as Accumulated Other Comprehensive Loss (Income)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2016	2017
	Millions of yen
At March 31:
Net actuarial loss	¥327,178	¥212,898
Prior service cost(*)	(57,743)	(50,308)

Total	¥269,435	¥162,590

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

Schedule of Accumulated Benefit Obligation	The following table provides the accumulated benefit obligation:

	2016	2017
	Millions of yen
At March 31:
Accumulated benefit obligation	¥1,618,499	¥1,569,815

Schedule of Charges to Income for Employees' Retirement Benefits

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2017 included the following components:

	2015	2016	2017
	Millions of yen
Service cost	¥37,281	¥40,999	¥48,077
Interest cost on projected benefit obligation	21,278	16,602	9,363
Expected return on plan assets	(25,825)	(28,708)	(28,008)
Amortization of net actuarial loss	5,783	4,997	17,717
Amortization of prior service cost	(7,487)	(7,513)	(7,464)
Employee contributions	(3,753)	(3,270)	(3,350)

Total	¥27,277	¥23,107	¥36,335

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥6,359	¥233,802	¥(96,363)
Amortization of net actuarial loss	(5,783)	(4,997)	(17,717)
Amortization of prior service cost	7,487	7,513	7,464
Other	(3,236)	5,102	(229)

Total	¥4,827	¥241,420	¥(106,845)

Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

The following table presents the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2015	2016	2017
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	1.0%	0.5%	0.7%
Rate of compensation increase	3.4%	3.4%	3.4%

Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	1.4%	1.0%	0.5%
Rate of compensation increase	3.4%	3.4%	3.4%
Expected long-term rate of return on plan assets	2.5%	2.5%	2.5%

Schedule of Estimated Future Benefit Payments

The estimated future benefit payments of the NTT CDBP are as follows:

Year ending March 31	Millions of yen
2018	¥42,180
2019	44,227
2020	44,996
2021	46,785
2022	48,375
2023-2027	249,111

Total	¥475,674

Schedule of Fair Values of Pension Plan Assets

The following table presents the fair values of pension plan assets of NTT CDBP as of March 31, 2016 and 2017. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 17.

	As of March 31, 2016
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥7,562	¥7,562	—	—

Debt securities
Japanese government bonds/local government bonds	332,087	325,561	6,526	—
Domestic corporate bonds	75,967	—	75,967	—
Foreign government bonds	62,128	59,883	2,245	—
Foreign corporate bonds	364	103	261	—

Equity securities
Domestic	114,971	114,909	62	—
Foreign	93,561	93,561	—	0

Life insurance company general accounts	136,852	—	136,852	—

Others	1,743	—	2	1,741

Subtotal	825,235	601,579	221,915	1,741

Investments valued at NAV
Securities investment trust beneficiary certificates
Domestic/debt securities	106,456
Domestic/equity securities	76,900
Foreign/debt securities	32,385
Foreign/equity securities	19,917

Pooled funds	85,987

Total	¥1,146,880

	As of March 31, 2017
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥20,678	¥20,678	—	—

Debt securities
Japanese government bonds/local government bonds	371,990	356,634	15,356	—
Domestic corporate bonds	99,497	—	99,497	—
Foreign government bonds	33,706	28,317	5,389	—
Foreign corporate bonds	736	655	81	—

Equity securities
Domestic	117,906	117,906	—	—
Foreign	62,799	62,799	—	0

Life insurance company general accounts	138,539	—	138,539	—

Others	1,324	—	1	1,323

Subtotal	847,175	586,989	258,863	1,323

Investments valued at NAV
Securities investment trust beneficiary certificates
Domestic/debt securities	112,629
Domestic/equity securities	71,141
Foreign/debt securities	25,640
Foreign/equity securities	18,582

Pooled funds	87,148

Total	¥1,162,315

Pension Plans, Defined Benefit
Schedule of Accumulated Benefit Obligation	The following table provides the accumulated benefit obligation:

	2016	2017
	Millions of yen
At March 31:
Accumulated benefit obligation	¥1,877,512	¥1,778,498

Schedule of Target Asset Allocation

The target allocation ratio for plan assets for the fiscal years ended March 31, 2016 and 2017 are as follows:

	2016	2017
Domestic bonds	55.0%	65.0%
Domestic stocks	5.0%	10.0%
Foreign bonds	10.0%	—
Foreign stocks	10.0%	5.0%
Life insurance company general accounts	20.0%	20.0%

Total	100.0%	100.0%